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CHAPMAN AND CUTLER LLP                                   T 312.845.3000
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Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                 August 20, 2013

Valerie J. Lithotomos
Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

                          Re:  TSC UITS 1 (the "Fund")
                       (File No. 333-187971)(CIK 1553385)
                       ----------------------------------

Ms. Lithotomos:

     Transmitted herewith on behalf of TSC Distributors, LLC (the "Sponsor"), the depositor of the Fund, is Amendment No. 2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of three unit investment trusts (the "Trusts"). The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on April 17, 2013. We received comments from the staff of the Commission in a letter from Valerie J. Lithotomos dated May 14, 2013 and responded to the staff's comments in an amendment to the Registration Statement on May 24, 2013.

     We are filing this amendment to the Registration Statement to make certain changes to the Trusts' investment strategies, names and related disclosures. Amendment No. 1 to the Registration Statement consisted of three unit investment trusts: TSC Dividend Leaders Portfolio, 3Q 2013; TSC Capital Strength Portfolio, 3Q 2013 and TSC Dow Strategic 10 Portfolio, 3Q 2013. This Amendment No. 2 to the Registration Statement has been revised but also consists of three unit investment trusts: TSC Zacks Dividend Leaders Portfolio, 4Q 2013; TSC Sabrient Earnings Advantage Portfolio, 4Q 2013 and TSC Dow Strategic 10 Portfolio, 4Q 2013. TSC Zacks Dividend Leaders Portfolio, 4Q 2013 and TSC Sabrient Earnings Advantage Portfolio, 4Q 2013 reflect new strategies along with corresponding changes to disclosure throughout the prospectus. TSC Dow Strategic 10 Portfolio, 4Q 2013 reflects certain changes to the strategy and corresponding changes to disclosures throughout the prospectus. With respect to both TSC Zacks Dividend Leaders Portfolio, 4Q 2013 and TSC Dow Strategic 10 Portfolio, 4Q 2013, the disclosure has been revised to indicate that both portfolios will be selected at inception by Zacks Investment Management, Inc. as portfolio consultant. The Registration Statement's disclosure regarding the payment of the portfolio consultant fee has been prepared in substantial conformity with materials submitted on behalf of Smart Trust, Zacks Diversified Equity & Corporate Bond Trust, Series 3, declared effective by the Commission on July 18, 2013 (File No. 333-188083); FT 1102, declared effective by the Commission on August 28, 2006 (File No. 333-133085); Claymore Securities Defined Portfolios, Series 295, declared effective by the Commission on July 26, 2006 (File No. 333-133234); Matrix Unit Trust, Series 5, declared effective by the Commission on May 15, 2003 (File No. 333- 103317); Van Kampen Focus Portfolios, Series 235, declared effective by the Commission on September 14, 2000
(File No. 333-40216); and MSDW Select Equity Trust Strategic Growth Large-Cap Portfolio 99-1, declared effective by the Commission on May 20, 1999
(File No. 333-74147).




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     We have been advised that the Sponsor would like to be able to create the
Fund and have the Registration Statement declared effective by the Commission on October 1, 2013. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective. If you have any questions, please do not hesitate to contact the undersigned at (312) 845-3834.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                        Scott R. Anderson















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